Change in accounting policy (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of the retrospective impact from the change in accounting policy
The following tables provide a summary of the retrospective impact from the change in accounting policy on the Company’s consolidated financial statements:
Consolidated balance sheet

	December 31, 2020
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable, net	$559,388	$(117,453)	$441,935
Deferred acquisition costs, net	134,308	(65,758)	68,550
Unearned premiums ceded	27,659	(7,195)	20,464
Total assets	3,725,594	(190,406)	3,535,188

Reinsurance balances payable	80,408	(2,293)	78,115
Unearned premium reserves	472,948	(188,113)	284,835
Total liabilities	2,160,308	(190,406)	1,969,902

Shareholders’ equity attributable to SiriusPoint common shareholders	$1,563,925	$—	$1,563,925

	December 31, 2019
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable, net	$596,120	$(117,668)	$478,452
Deferred acquisition costs, net	154,717	(62,553)	92,164
Unearned premiums ceded	16,945	(13,822)	3,123
Total assets	3,439,694	(194,043)	3,245,651

Reinsurance balances payable	81,941	(5,425)	76,516
Unearned premium reserves	524,768	(188,618)	336,150
Total liabilities	2,025,620	(194,043)	1,831,577

Shareholders’ equity attributable to SiriusPoint common shareholders	$1,414,074	$—	$1,414,074

Consolidated statement of income (loss)

	Year ended December 31, 2020
	As previously reported	Adjustment	As adjusted
Gross premiums written	$588,035	$505	$588,540
Gross premiums ceded	(39,717)	(6,627)	(46,344)
Net premiums written	548,318	(6,122)	542,196
Change in net unearned premium reserves	62,534	6,122	68,656
Net premiums earned	$610,852	$—	$610,852

Net income available to SiriusPoint common shareholders	$143,517	$—	$143,517

	Year ended December 31, 2019
	As previously reported	Adjustment	As adjusted
Gross premiums written	$631,846	$36,568	$668,414
Gross premiums ceded	(9,265)	(2,111)	(11,376)
Net premiums written	622,581	34,457	657,038
Change in net unearned premium reserves	77,561	(34,457)	43,104
Net premiums earned	$700,142	$—	$700,142

Net income available to SiriusPoint common shareholders	$200,619	$—	$200,619

	Year ended December 31, 2018
	As previously reported	Adjustment	As adjusted
Gross premiums written	$578,252	$71,935	$650,187
Gross premiums ceded	(19,895)	15,726	(4,169)
Net premiums written	558,357	87,661	646,018
Change in net unearned premium reserves	63,085	(87,661)	(24,576)
Net premiums earned	$621,442	$—	$621,442

Net loss attributable to SiriusPoint common shareholders	$(317,692)	$—	$(317,692)
Consolidated statement of cash flows

	Year ended December 31, 2020
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable	$38,825	$(215)	$38,610
Deferred acquisition costs, net	20,409	3,205	23,614
Unearned premiums ceded	(10,714)	(6,627)	(17,341)
Unearned premium reserves	(51,820)	505	(51,315)
Reinsurance balances payable	(1,352)	3,132	1,780
Net cash provided by operating activities	$73,356	$—	$73,356

	Year ended December 31, 2019
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable	$30,039	$(9,684)	20,355
Deferred acquisition costs, net	49,125	(24,343)	24,782
Unearned premiums ceded	607	(2,111)	(1,504)
Unearned premium reserves	(78,168)	36,568	(41,600)
Reinsurance balances payable	11,964	(430)	11,534
Net cash provided by operating activities	$141,112	$—	$141,112

	Year ended December 31, 2018
	As previously reported	Adjustment	As adjusted
Insurance and reinsurance balances receivable	$(120,620)	$(36,594)	$(157,214)
Deferred acquisition costs, net	54,951	(46,205)	8,746
Unearned premiums ceded	(16,503)	15,726	(777)
Unearned premium reserves	(46,582)	71,935	25,353
Reinsurance balances payable	28,728	(4,862)	23,866
Net cash provided by operating activities	$13,387	$—	$13,387